UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Edmund F. Murphy III

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West MFS International Value Fund

(Institutional Class, Initial Class and Class L)

Semi-Annual Report

June 30, 2015

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2015

Sector	Percentage of Fund Investments
Consumer, Non-cyclical	39.95%
Financial	18.19
Technology	14.20
Communications	7.58
Industrial	6.94
Consumer, Cyclical	3.72
Basic Materials	3.30
Energy	0.74
Short Term Investments	5.38
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/15)	Ending Account Value (6/30/15)	Expenses Paid During Period (1/01/15 – 6/30/15)

Institutional Class
Actual	$1,000.00	$972.00	$1.28*

Hypothetical (5% return before expenses)	$1,000.00	$1,004.66	$3.71*

Initial Class
Actual	$1,000.00	$1,059.60	$5.66**

Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.55**

Class L
Actual	$1,000.00	$1,057.40	$7.41**

Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.26**

* Expenses are equal to the Fund’s annualized expense ratio of 0.75% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 61/365 days to reflect share class’s inception date of May 1, 2015 through June 30, 2015.

** Expenses are equal to the Fund’s annualized expense ratio of 1.10% for the Initial Class shares, and 1.45% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares			Fair Value

COMMON STOCK
Basic Materials — 3.35%
	97,549	Brenntag AG (a)	$5,597,513
	6,237	Givaudan SA (a)	10,798,157
	3,455	Sigma-Aldrich Corp	481,454
	158,255	Symrise AG (a)	9,828,466

			26,705,590

Communications — 7.70%
	249,500	Fuji Media Holdings Inc (a)	3,310,254
	1,027,100	KDDI Corp (a)	24,785,929
	183,500	Nippon Television Holdings Inc (a)	3,241,434
	762,269	TDC A/S (a)	5,587,697
	1,551,657	Telefonaktiebolaget LM Ericsson Class B (a)	16,160,720
	2,287,862	Vodafone Group PLC (a)	8,344,014

			61,430,048

Consumer, Cyclical — 3.78%
	997,775	Compass Group PLC (a)	16,486,576
	2,902,883	Esprit Holdings Ltd (a)(b)	2,716,771
	33,200	Sankyo Co Ltd (a)	1,175,407
	363,500	USS Co Ltd (a)	6,555,762
	160,600	Yamaha Corp (a)	3,236,829

			30,171,345

Consumer, Non-cyclical — 38.18%
	125,075	Bayer AG (a)	17,515,553
	2,418,948	Brambles Ltd (a)	19,733,124
	252,544	British American Tobacco PLC (a)	13,595,527
	443,024	Bunzl PLC (a)	12,078,422
	400,887	Colgate-Palmolive Co	26,222,019
	452,149	Danone SA (a)	29,287,759
	707,887	GlaxoSmithKline PLC (a)	14,712,691
	186,966	Heineken NV (a)	14,214,567
	47,546	Intertek Group PLC (a)	1,827,386
	81,500	Ito En Ltd (a)(b)	1,709,559
	474,500	Japan Tobacco Inc (a)	16,868,133
	469,200	Kao Corp (a)	21,821,079
	67,400	Kobayashi Pharmaceutical Co Ltd (a)	4,577,393
	53,400	Kose Corp (a)(c)	4,391,773
	451,261	Nestle SA (a)	32,558,766
	180,200	Nihon Kohden Corp (a)	4,458,201
	144,295	Novartis AG (a)	14,192,923
	304,433	Reckitt Benckiser Group PLC (a)	26,247,625
	42,967	Roche Holding AG (a)	12,047,582
	435,800	Santen Pharmaceutical Co Ltd (a)	6,166,015
	210,100	Terumo Corp (a)(b)	5,038,242
	149,000	Toyo Suisan Kaisha Ltd (a)	5,429,093

			304,693,432

Energy — 0.75%
	573,946	Cairn Energy PLC (a)(c)	1,527,742

Shares			Fair Value

Energy — (continued)
	393,500	Inpex Corp (a)	$4,466,600

			5,994,342

Financial — 18.38%
	349,318	Amlin PLC (a)	2,613,058
	8,982,691	Bank of Ireland (a)(c)	3,636,168
	393,000	Chiba Bank Ltd (a)(c)	2,992,616
	521,000	Daiwa Securities Group Inc (a)	3,897,449
	381,219	Deutsche Annington Immobilien SE (a)	10,757,249
	332,091	Deutsche Wohnen AG (a)	7,613,508
	718,485	DNB ASA (a)	11,965,374
	24,838	Euler Hermes Group (a)	2,497,200
	28,724	Fairfax Financial Holdings Ltd	14,163,761
	386,000	Hachijuni Bank Ltd (a)(c)	2,910,458
	263,951	Hiscox Ltd (a)	3,478,926
	1,058,025	HSBC Holdings PLC (a)	9,472,273
	346,464	IG Group Holdings PLC (a)(c)	4,058,300
	793,948	ING Groep NV (a)	13,183,832
	242,023	Jardine Lloyd Thompson Group PLC (a)	3,969,445
	555,000	Joyo Bank Ltd (a)	3,107,681
	53,723	Julius Baer Group Ltd (a)	3,014,611
	48,964	Jyske Bank A/S (a)(c)	2,458,809
	50,940	LEG Immobilien AG (a)	3,539,999
	578,100	North Pacific Bank Ltd (a)	2,580,950
	243,400	Sony Financial Holdings Inc (a)	4,261,642
	186,000	Sumitomo Mitsui Financial Group Inc (a)	8,280,572
	65,673	Sydbank A/S (a)	2,508,575
	194,862	TAG Immobilien AG (a)(b)(c)	2,280,655
	166,324	UBS Group AG (a)	3,528,809
	404,735	UniCredit SpA (a)	2,720,180
	36,829	Zurich Insurance Group AG (a)	11,211,840

			146,703,940

Industrial — 7.04%
	1,788,259	Cobham PLC (a)	7,382,666
	11,313	Geberit AG (a)	3,771,694
	86,200	Glory Ltd (a)(b)	2,550,158
	487,418	Halma PLC (a)	5,828,500
	64,995	Hirose Electric Co Ltd (a)(c)	9,312,399
	110,791	Legrand SA (a)	6,235,540
	152,305	Orica Ltd (a)	2,500,070
	17,596	Schindler Holding AG (a)	2,877,847
	98,089	Spectris PLC (a)	3,248,266
	646,700	Yamato Holdings Co Ltd (a)	12,504,361

			56,211,501

Technology — 14.41%
	77,046	Accenture PLC Class A	7,456,512
	30,349	Altera Corp	1,553,869
	288,798	Amadeus IT Holding SA Class A (a)	11,528,901
	246,430	Analog Devices Inc	15,817,110
	60,255	ASM International NV (a)	2,787,487

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

Technology — (continued)
319,515	Cadence Design Systems Inc (b)(c)	$6,281,665
563,648	Computershare Ltd (a)	5,076,484
78,918	Dassault Systemes (a)	5,729,001
492,450	Infineon Technologies AG (a)	6,111,117
70,165	Neopost SA (b)	3,019,040
390,800	Nomura Research Institute Ltd (a)	15,281,801
290,441	NVIDIA Corp	5,840,768
106,100	Obic Co Ltd (a)	4,730,228
35,264	Synopsys Inc (c)	1,786,122
554,919	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	12,602,210
118,884	Texas Instruments Inc	6,123,715
74,185	Xilinx Inc	3,276,010

		115,002,040

TOTAL COMMON STOCK — 93.59% (Cost $640,565,612)		$746,912,238

PREFERRED STOCK
Consumer, Non-cyclical — 2.38%
169,148	Henkel AG & Co KGaA (a)	18,981,162

TOTAL PREFERRED STOCK — 2.38% (Cost $13,990,436)		$18,981,162

Contract Value

PURCHASED OPTIONS
1,717,436,033	Japanese Yen Put, U.S. Dollar Call Currency Option, strike price 116.50 JPY, expiration July 2015	700,113

TOTAL PURCHASED OPTIONS — 0.09% (Cost $226,497)		$700,113

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 4.00%
	Federal Farm Credit Banks Funding Corp
$12,246,000	0.03%, 07/06/2015	12,245,949
15,000,000	0.03%, 07/13/2015	14,999,850
4,687,000	Federal Home Loan Mortgage Corp 0.01%, 07/01/2015	4,687,000

		31,932,799

Principal Amount		Fair Value

Repurchase Agreements — 1.46%
$582,279	Undivided interest of 3.00% in a repurchase agreement (principal amount/value $19,438,818 with a maturity value of $19,438,867) with BNP Paribas Securities Corp, 0.09%, dated 6/30/15 to be repurchased at $582,279 on 7/1/15 collateralized by U.S. Treasury securities, 0.00% - 6.50%, 8/15/15 - 11/15/44, with a value of $19,827,594. (d)	$582,279

2,766,003	Undivided interest of 3.25% in a repurchase agreement (principal amount/value $85,098,516 with a maturity value of $85,098,752) with HSBC Securities (USA) Inc, 0.10%, dated 6/30/15 to be repurchased at $2,766,003 on 7/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 7/15/15 - 1/15/37, with a value of $86,800,807. (d)	2,766,003

2,766,003	Undivided interest of 3.25% in a repurchase agreement (principal amount/value $85,098,516 with a maturity value of $85,098,847) with Citigroup Global Markets Inc, 0.14%, dated 6/30/15 to be repurchased at $2,766,003 on 7/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.63% - 6.50%, 11/15/16 - 7/1/45, with a value of $86,800,489. (d)	2,766,003

2,766,002	Undivided interest of 5.87% in a repurchase agreement (principal amount/value $47,085,288 with a maturity value of $47,085,471) with TD Securities (USA) Inc, 0.14%, dated 6/30/15 to be repurchased at $2,766,002 on 7/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 6/23/16 - 11/1/47, with a value of $48,026,994. (d)	2,766,002

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$2,766,002	Undivided interest of 5.95% in a repurchase agreement (principal amount/value $46,476,668 with a maturity value of $46,476,823) with Scotia Capital (USA) Inc, 0.12%, dated 6/30/15 to be repurchased at $2,766,002 on 7/1/15 collateralized by cash, a U.S. Treasury security and various U.S. Government Agency securities, 1.63% - 5.50%, 2/13/17 - 9/20/61, with a value of $47,392,605. (d)	$2,766,002

		11,646,289

TOTAL SHORT TERM INVESTMENTS — 5.46% (Cost $43,579,088)		$43,579,088

TOTAL INVESTMENTS — 101.52% (Cost $698,361,633)		$810,172,601

OTHER ASSETS & LIABILITIES, NET — (1.52)%		$(12,117,008)

TOTAL NET ASSETS — 100.00%		$798,055,593

(a)	Security is fair valued under procedures adopted by the Board of Directors.
(b)	All or a portion of the security is on loan at June 30, 2015.
(c)	Non-income producing security.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt

Currency Abbreviations:

JPY	Japanese Yen

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Summary of Investments by Country as of June 30, 2015.

Country	Fair Value	Percentage of Fund Investments

Japan	$189,642,018	23.41%
United Kingdom	131,392,491	16.22
United States	111,661,933	13.78
Switzerland	94,002,229	11.60
Germany	82,225,222	10.15
France	46,768,540	5.77
Netherlands	30,185,886	3.73
Australia	27,309,678	3.37
Sweden	16,160,720	1.99
Canada	14,163,761	1.75
Taiwan	12,602,210	1.56
Norway	11,965,374	1.48
Spain	11,528,901	1.42
Ireland	11,092,680	1.37
Denmark	10,555,081	1.30
Bermuda	3,478,926	0.43
Italy	2,720,180	0.34
Hong Kong	2,716,771	0.33

Total	$810,172,601	100.00%

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2015 (Unaudited)

Great-West MFS International Value Fund

ASSETS:
Investments in securities, fair value (including $11,114,107 of securities on loan)(a)	$798,526,312
Repurchase agreements, fair value(b)	11,646,289
Cash denominated in foreign currencies, fair value(c)	247,726
Subscriptions receivable	757,094
Dividends and interest receivable	2,689,990

Total Assets	813,867,411

LIABILITIES:
Payable to investment adviser	533,308
Payable for administrative services fees	65,880
Payable upon return of securities loaned	11,646,289
Redemptions payable	404,236
Payable for investments purchased	1,454,121
Payable to custodian	1,707,764
Payable for distribution fees	220

Total Liabilities	15,811,818

NET ASSETS	$798,055,593

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,837,024
Paid-in capital in excess of par	671,544,344
Net unrealized appreciation	111,811,225
Undistributed net investment income	6,042,915
Accumulated net realized gain	820,085

NET ASSETS	$798,055,593

NET ASSETS BY CLASS
Initial Class	$211,541,982

Class L	$1,123,723

Institutional Class	$585,389,888

CAPITAL STOCK:
Authorized
Initial Class	65,000,000
Class L	5,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	18,028,559
Class L	98,450
Institutional Class	60,243,229

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$11.73

Class L	$11.41

Institutional Class	$9.72

(a) Cost of investments	$686,715,344
(b) Cost of repurchase agreements	$11,646,289
(c) Cost of cash denominated in foreign currencies	$246,582

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2015 (Unaudited)

Great-West MFS International Value Fund

INVESTMENT INCOME:
Interest	$2,777
Income from securities lending	95,110
Dividends	11,462,305
Foreign withholding tax	(1,339,686)

Total Income	10,220,506

EXPENSES:
Management fees	3,108,266
Administrative services fees - Initial Class	124,472
Administrative services fees - Class L	652
Investment administration fees	87,543
Audit fees	17,531
Bank and custodian fees	198,050
Distribution fees - Class L	1,118
Other	64,329

Total Expenses	3,601,961

Less amount reimbursed by investment adviser	1,866
Less amount waived by distributor - Class L	18

Net Expenses	3,600,077

NET INVESTMENT INCOME	6,620,429

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	27,930,133
Net change in unrealized appreciation on investments and foreign currency translations	793,950

Net Realized and Unrealized Gain	28,724,083

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,344,512

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West MFS International Value Fund

OPERATIONS:
Net investment income	$6,620,429	$7,433,672
Net realized gain	27,930,133	39,787,625
Net change in unrealized appreciation (depreciation)	793,950	(40,321,971)

Net Increase in Net Assets Resulting from Operations	35,344,512	6,899,326

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	–	(6,265,418)
Class L	–	(821)

From net investment income	0	(6,266,239)

From net realized gains
Initial Class	–	(2,086,048)
Class L	–	(1,910)

From net realized gains	0	(2,087,958)

Total Distributions	0	(8,354,197)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	75,013,564	160,891,875
Class L	866,816	3,668,267
Institutional Class	621,243,001	N/A
Shares issued in reinvestment of distributions
Initial Class	–	8,351,466
Class L	–	2,731
Shares redeemed
Initial Class	(575,534,737)	(144,471,462)
Class L	(356,518)	(3,800,426)
Institutional Class	(19,051,735)	N/A

Net Increase in Net Assets Resulting from Capital Share Transactions	102,180,391	24,642,451

Total Increase in Net Assets	137,524,903	23,187,580

NET ASSETS:
Beginning of period	660,530,690	637,343,110

End of period(a)	$798,055,593	$660,530,690

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	6,329,071	14,352,680
Class L	75,084	343,085
Institutional Class	62,128,801	N/A
Shares issued in reinvestment of distributions
Initial Class	–	741,442
Class L	–	248
Shares redeemed
Initial Class	(47,861,641)	(12,831,240)
Class L	(30,618)	(345,591)
Institutional Class	(1,885,572)	N/A

Net Increase	18,755,125	2,260,624

(a) Including undistributed and (overdistributed) net investment income:	$6,042,915	$(577,514)

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

					Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West MFS International Value Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$11.08		$11.11		$8.87		$7.63		$7.91	$7.35

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11	(a)	0.13	(a)	0.16	(a)	0.13	(a)	0.13	0.12
Net realized and unrealized gain (loss)	0.54		(0.01)		2.32		1.18		(0.28)	0.56

Total From Investment Operations	0.65		0.12		2.48		1.31		(0.15)	0.68

LESS DISTRIBUTIONS:
From net investment income	–		(0.11)		(0.24)		(0.07)		(0.13)	(0.12)
From net realized gains	–		(0.04)		–		–		–	–

Total Distributions	0.00		(0.15)		(0.24)		(0.07)		(0.13)	(0.12)

NET ASSET VALUE, END OF PERIOD	$11.73		$11.08		$11.11		$8.87		$7.63	$7.91

TOTAL RETURN(b) (c)	5.96%	(d)	0.99%		27.99%		17.20%		(1.87%)	9.21%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$211,542		$659,948		$636,737		$487,925		$226,542	$261,393
Ratio of expenses to average net assets
Before reimbursement	1.10%	(e)	1.10%		1.11%		1.15%		1.17%	1.18%
After reimbursement	1.10%	(e)	1.10%		1.10%		1.14%		1.16%	1.17%
Ratio of net investment income to average net assets
Before reimbursement	N/A		N/A		1.53%		1.51%		1.99%	1.55%
After reimbursement	1.83%	(e)	1.14%		1.54%		1.52%		1.99%	1.56%
Portfolio turnover rate(f)	14%	(d)	29%		28%		20%		23%	32%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed. Without the expense reimbursement, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015
	(Unaudited	)	2014		2013	(a)
Great-West MFS International Value Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.80		$10.78		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09	(b)	0.21	(b)	0.01	(b)
Net realized and unrealized gain (loss)	0.52		(0.14)		1.10

Total From Investment Operations	0.61		0.07		1.11

LESS DISTRIBUTIONS:
From net investment income	–		(0.01)		(0.33)
From net realized gains	–		(0.04)		–

Total Distributions	0.00		(0.05)		(0.33)

NET ASSET VALUE, END OF PERIOD	$11.41		$10.80		$10.78

TOTAL RETURN(c) (d)	5.74%	(e)	0.61%		11.10%	(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$1,124		$583		$606
Ratio of expenses to average net assets
Before reimbursement and waiver	1.84%	(f)	3.16%		23.14%	(f)
After reimbursement and waiver	1.45%	(f)	1.45%		1.43%	(f)
Ratio of net investment income (loss) to average net assets
Before reimbursement and waiver	N/A		N/A		(21.50%)	(f)
After reimbursement and waiver	1.53%	(f)	1.95%		0.21%	(f)
Portfolio turnover rate(g)	14%	(e)	29%		28%

(a)	Class L inception date was April 30, 2013.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of distribution fees waived and expenses reimbursed. Without the waiver and expense reimbursement, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Period Ended June 30, 2015 (Unaudited	) (a)
Great-West MFS International Value Fund - Institutional Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.03
Net realized and unrealized loss	(0.31)

Total From Investment Operations	(0.28)

NET ASSETS VALUE, END OF PERIOD	$9.72

TOTAL RETURN(c) (d)	(2.80%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$585,390
Ratio of expenses to average net assets
Before reimbursement	0.75%	(f)
After reimbursement	0.75%	(f)
Ratio of net investment income to average net assets After reimbursement	1.88%	(f)
Portfolio turnover rate(g)	14%	(e)

(a)	Institutional Class inception date was May 1, 2015.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of expenses reimbursed. Without the expense reimbursement, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Notes to Financial Statements

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West MFS International Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. The Institutional Class shares were capitalized on May 1, 2015. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including

Semi-Annual Report - June 30, 2015

model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Purchased Options	Cash rates, futures and swap rates, FX spot and forward curve, FX volatilities, interest rates, net present value of cash flows.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - June 30, 2015

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Common Stock	$104,624,255	$642,287,983	$—	$746,912,238
Preferred Stock	—	18,981,162	—	18,981,162
Purchased Options	—	700,113	—	700,113
Short Term Investments	—	43,579,088	—	43,579,088

Total Assets	$104,624,255	$705,548,346	$0	$810,172,601

The Fund recognizes transfers between levels as of the beginning of the reporting period. As of June 30, 2015, the following transfers between levels were recognized between valuation levels.

Investments	Transfer from Level 1 to Level 2(a)	Transfer from Level 2 to Level 1

Financial	$3,969,445	—

(a)	Transferred from Level 1 to Level 2 due to utilizing a fair value price. As of the prior reporting period end, the security utilized a market closing price.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Semi-Annual Report - June 30, 2015

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2015 were as follows:

Federal tax cost of investments	$700,436,388

Gross unrealized appreciation on investments	133,638,425
Gross unrealized depreciation on investments	(23,902,212)

Net unrealized appreciation on investments	$109,736,213

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Fund adopted ASU No. 2014-11 for its fiscal year beginning January 1, 2015. The adoption of ASU No. 2014-11 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2015-07 on the financial statements and related disclosures.

2. RISK EXPOSURES

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including purchased options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Semi-Annual Report - June 30, 2015

Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Purchased Options

The Fund purchased exchange traded option contracts. Purchased call options may be used to reduce exposure to an anticipated increase in the dollar cost of securities or currency to be acquired, or to increase the Fund’s exposure to an underlying instrument. Purchased put options may be used to reduce exposure to a decline in the value of securities, currency, or to decrease the Fund’s exposure to an underlying instrument. Purchased call or put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency, or index at a specified price at a specified date or within a specified period of time. Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform.

When the Fund purchases a put or call option for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When options expire, are exercised or closed, the realized gain or loss is included in the Statement of Operations. The Fund held an average market value of $614,938 in options for the reporting period.

Valuation of derivative investments as of June 30, 2015 is as follows:

	Asset Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value

Foreign exchange contracts (purchased options)	Investments in securities, fair value	$700,113

The effect of derivative investments for the period ended June 30, 2015 is as follows:

	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value

Foreign exchange contracts (purchased options)	Net realized gain on investments and foreign currency transactions	$(163,636)	Net change in unrealized appreciation on investments and foreign currency translations	$136,105

Concentration of Risk

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Semi-Annual Report - June 30, 2015

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2015, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.65% of the average daily net assets of the Fund. Prior to May 1, 2015, the Adviser received monthly compensation at the annual rate of 1.00% of the average daily net assets of the Fund. The Adviser is required by contract to reimburse the Fund for any expenses which exceed an annual rate, including management fees and expenses paid directly by the Fund, excluding administrative services fees and distribution fees, of 0.85% of the average daily net assets of the Fund. Prior to May 1, 2015, the Adviser was required by contract to reimburse the Fund for any expenses which exceeded an annual rate, including management fees and expenses paid directly by the Fund, excluding distribution fees, of 1.20% of the average daily net assets of the Fund. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Massachusetts Financial Services Company. The Fund is not responsible for payment of the sub-advisory fees.

Effective May 1, 2015, Great-West Funds entered into an Administrative Services Agreement with GWL&A. Pursuant to the Administrative Services Agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $161,250 for the period ended June 30, 2015.

4. PURCHASES AND SALES OF INVESTMENTS

For the period ended June 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $202,800,329 and $97,245,119, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

5. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2015 the Fund had securities on loan valued at $11,114,107 and received collateral of $11,646,289 for such loan which was invested in repurchase agreements collateralized by cash, U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2015, 100% of the collateral pledged by the Fund under the securities lending agreement was

Semi-Annual Report - June 30, 2015

classified as common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

6. INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2015

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2015 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Massachusetts Financial Services Company (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West MFS International Value Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.

On March 25, 2015, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on the Fund’s investment performance, fees and expenses.

The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against one of its benchmark indices and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2014. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark indices and to a peer group of funds.

The Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2014, the Fund was in the first, first, first and second quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also noted that the Fund outperformed the MSCI EAFE® Index for the same periods. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the fee structure of the Fund and the level of the investment management fees and other expenses payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, (ii) the Fund’s management fee less the administrative services fee GWCM currently pays its affiliate for such services (the “Management Fee Less Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and (iii) the Fund’s total expense ratio including and excluding the administrative services fees GWCM currently pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Administrative Services Fee in comparison to the average and median management fees less intermediary fees as estimated by GWCM of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that the Fund’s Contractual Management Fee was greater than the median and average management fees of its peer group of funds. The Board noted, however, that the Fund’s Management Fee Less Administrative Services Fee was below the average and median management fees less estimated intermediary fees of its peer group. The Board further noted that the Fund’s total annual operating expense ratio was lower than the average and median of its peer group and peer universe and in the first quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).

The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser and noted that where the fee charged to GWCM was higher than that charged to other clients, the Board determined that the fee charged to GWCM was reasonable.

The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the

Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Fund’s brokerage to such brokers. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.    CODE OF ETHICS.

Not required in filing.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.    CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.            EXHIBITS.

(a)        (1) Not required in filing.

            (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

            (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 25, 2015